Income Tax - Schedule of income tax expense in the consolidated financial statements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax expense	$ 278,429,479	$ 54,136,973	$ 37,206,104
Loss for deferred taxes	3,891,588	3,068,196	(30,011,625)
Total income tax	282,321,067	57,205,169	7,194,479
Income tax loss / (profit) recorded in other comprehensive income	16,761,914	(7,621,167)	7,335,665
Total income tax expense	$ 299,082,981	$ 49,584,002	$ 14,530,144